Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per Share
Net earnings attributable to shareholders of Fairfax	$ 3,401.1	$ 218.4
Preferred share dividends	(44.5)	(44.0)
Net earnings attributable to common shareholders - basic and diluted	$ 3,356.6	$ 174.4
Weighted average common shares outstanding - basic (in shares)	25,953,114	26,446,939
Share-based payment awards (in shares)	1,503,931	1,273,250
Weighted average common shares outstanding - diluted (in shares)	27,457,045	27,720,189
Net earnings per common share - basic (in dollars per share)	$ 129.33	$ 6.59
Net earnings per common share - diluted (in dollars per share)	$ 122.25	$ 6.29